SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Significant Transactions
Schedule of assets and liabilities disposed of relating to NTC
The following table shows the assets and liabilities disposed of relating to NTC on December 1, 2021:

2021
Property and equipment	264
Goodwill	222
Other current assets	24
Total assets disposed	510

Non-current liabilities	127
Current liabilities	23
Total liabilities disposed	150